Biotechnology Fund Investment Objectives and Goals - Investor Class and Class H [Member] - Biotechnology Fund	Aug. 01, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Biotechnology Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Biotechnology Fund (the “Fund”) seeks to provide capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services (“Biotechnology Companies”).